UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California         February 12, 2010
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   54

FORM 13F INFORMATION TABLE VALUE TOTAL:   $332,892,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                                DECEMBER 31, 2009

                                                              Value    Shares/    Sh/  Put/  Invstmnt  Other       Voting Authority
Name of Issuer                  Title of Class      Cusip    (x$1000)  Prn Amt    Prn  Call  Dscretn   Mngrs     Sole   Shared  None
--------------                  --------------      -----    --------  -------    ---  ----  -------   -----     ----   ------  ----
ACCELRYS INC                    COM               00430U103   2,211     385,806    SH        SOLE               385,806
ALLIANCE HEALTHCARE SRVCS IN    COM               018606202   4,925     862,603    SH        SOLE               862,603
AMERICAN CAP LTD                COM               02503Y103   1,708     700,000    SH        SOLE               700,000
AMERICAN DENTAL PARTNERS        COM               025353103   3,064     237,707    SH        SOLE               237,707
AMERICAN REAL ESTATE PARTNR     FRNT 8/1          029169AA7  11,009  13,264,000   PRN        SOLE            13,264,000
AMERIGON INC                    COM               03070L300   1,059     133,428    SH        SOLE               133,428
AOL INC                         COM               00184X105   3,539     152,000    SH        SOLE               152,000
APPLE INC                       COM               037833100   1,785       8,470    SH        SOLE                 8,470
ASCENT MEDIA CORP               COM SER A         043632108     498      19,500    SH        SOLE                19,500
ATLAS AMERICA, INC              COM               049167109   2,329      77,259    SH        SOLE                77,259
BROADRIDGE FINL SOLUTIONS IN    COM               11133T103   9,277     411,211    SH        SOLE               411,211
CAI INTERNATIONAL INC           COM               12477X106  12,107   1,340,766    SH        SOLE             1,340,766
CELERA CORP                     COM               15100E106   7,194   1,042,672    SH        SOLE             1,042,672
CEPHALON INC                    NOTE 6/1          156708AL3   7,727   6,800,000   PRN        SOLE             6,800,000
CIT GROUP INC                   COM               125581801   2,072      75,053    SH        SOLE                75,053
COGENT COMM GROUP INC           NOTE 1% 6/1       19239VAB0  20,048  29,700,000   PRN        SOLE            29,700,000
COINSTAR INC                    COM               19259P300   7,501     270,000    SH        SOLE               270,000
DST SYS INC                     DBCV 8/1          233326AD9   3,586   3,456,000   PRN        SOLE             3,456,000
EARTHLINK INC                   COM               270321102   1,968     236,800    SH        SOLE               236,800
ENCORE CAP GROUP INC            NOTE 3.375% 9/1   292554AB8   6,831   7,325,000   PRN        SOLE             7,325,000
ENERGY CONVERSION DEVICES IN    NOTE 3.00% 6/1    292659AA7   2,555   4,000,000   PRN        SOLE             4,000,000
ENERGY CONVERSION DEVICES IN    COM               292659109     634      60,000    SH        SOLE                60,000
EPICOR SOFTWARE CORP            NOTE 2.375% 5/1   29426LAA6   7,007   8,198,000   PRN        SOLE             8,198,000
EXTERRAN HLDGS INC              4.25% 6/1         30225XAA1   2,457   2,100,000   PRN        SOLE             2,100,000
EZCORP INC                      CL A NON VTG      302301106   8,253     479,851    SH        SOLE               479,851
FLUOR CORP NEW                  NOTE 1.500% 2/1   343412AA0   4,610   2,850,000   PRN        SOLE             2,850,000
GLOBALSTAR INC                  NOTE 5.7 % 4/0    378973AA9   3,499   5,500,000   PRN        SOLE             5,500,000
HEARTLAND PMT SYS INC           COM               42235N108   1,421     108,253    SH        SOLE               108,253
HURON CONSULTING GROUP INC      COM               447462102   2,670     115,900    SH        SOLE               115,900
HUTCHINSON TECHNOLOGY INC       NOTE 3.250 % 1/1  448407AF3   6,202   7,535,000   PRN        SOLE             7,535,000
INVERNESS MED INNOVATIONS IN    PUT               46126P106   4,868       5,900    SH  PUT   SOLE                 5,900
INVERNESS MED INNOVATIONS IN    PFD CONV SER B    46126P304  27,448     102,216    SH        SOLE               102,216
JARDEN CORP                     COM               471109108   4,915     159,013    SH        SOLE               159,013
KAR AUCTION SVCS INC            COM               48238T109   1,429     103,605    SH        SOLE               103,605
KENDLE INTERNATIONAL INC        COM               48880L107   3,885     212,177    SH        SOLE               212,177
KENDLE INTERNATIONAL INC        NOTE 3.375% 7/1   48880LAA5   7,832   8,800,000   PRN        SOLE             8,800,000
MACQUARIE INFRASTR CO LLC       MEMBERSHIP INT    55608B105  17,871   1,455,314    SH        SOLE             1,455,314
MAIDEN HOLDINGS LTD             COM               G5753U112  20,775   2,838,103    SH        SOLE             2,838,103
MDS INC                         COM               55269P302   6,016     786,395    SH        SOLE               786,395
MENTOR GRAPHICS CORP            SDCV 6.250% 3/0   587200AF3   2,697   2,770,000   PRN        SOLE             2,770,000
MI DEVELOPMENTS INC             COM               55304X104   2,657     216,379    SH        SOLE               216,379
PAIN THERAPEUTICS INC           COM               69562K100  10,636   1,984,325    SH        SOLE             1,984,325
PFIZER INC                      COM               717081103   5,292     290,910    SH        SOLE               290,910
PROTEIN DESIGN LABS INC         NOTE 2.750% 8/1   74369LAD5  16,328  14,000,000   PRN        SOLE            14,000,000
PROVIDENCE SVC CORP             NOTE 6.000% 5/1   743815AB8   6,797   8,092,000   PRN        SOLE             8,092,000
PROVIDENCE SVC CORP             COM               743815102   3,460     218,994    SH        SOLE               218,994
REGIS CORP MINN                 NOTE 5.000% 7/1   758932AA5  12,325  10,000,000   PRN        SOLE            10,000,000
SAVVIS INC                      NOTE 3% 5/1       805423AA8   9,711  10,900,000   PRN        SOLE            10,900,000
SONIC AUTOMOTIVE INC            NOTE 5.000% 10/0  83545GAQ5   8,586   7,950,000   PRN        SOLE             7,950,000
STARTEK INC                     COM               85569C107     589      78,680    SH        SOLE                78,680
SUPPORT COM INC                 COM               86858W101   1,589     601,925    SH        SOLE               601,925
TREX INC                        NOTE 6.000% 7/0   89531PAA3   5,540   4,876,000   PRN        SOLE             4,876,000
VERIFONE HLDGS INC              NOTE 1.3750% 6/1  92342YAB5   1,769   2,016,000   PRN        SOLE             2,016,000
YRC WORLDWIDE INC               COM               984249102     131     156,584    SH        SOLE               156,584